Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Loss before tax		¥ (1,236,047)	$ (176,753)	¥ (395,255)	¥ (932,862)
Adjustments for:
Depreciation of property, plant and equipment	[1]	65,761	9,404	71,184	55,281
Depreciation of investment property	[1]				15,883
Depreciation of right-of-use assets		10,657	1,524	11,134	11,632
Amortization of intangible assets		10,062	1,439	10,851	10,399
Equity-settled share-based payments		20,874	2,985	20,924	31,503
(Gain)/loss on disposal of items of property, plant and equipment		18	3	50	(4)
Gain on disposal of leases		(685)	(99)	(85)
Fair value loss on financial assets measured at FVTPL		1,134	162	832	699
Fair value loss on financial liabilities measured at FVTPL		29,533	4,223
Fair value gain on derivative financial instruments					(2,822)
Finance costs		54,070	7,732	64,455	96,057
Share of (profit)/loss of a joint venture		(314)	(45)	281	(1,076)
Provision for inventory write-down		4,180	598
Foreign exchange (gain)/loss		10,161	1,453	(6,694)	(1,621)
Total		(1,030,596)	(147,374)	(222,323)	(716,931)
(Increase)/ Decrease in restricted cash balances		18,948	2,710	(96)	(7,936)
(Increase)/Decrease in inventories		(26,201)	(3,747)	9,570	(6,719)
(Increase)/Decrease in trade receivables		(169,795)	(24,281)	62,750	(91,537)
Increase in prepayments, other receivables and other assets		(86,337)	(12,346)	(14,421)	(7,841)
(Increase) /Decrease in other non-current assets		27,784	3,974	(48,950)	(3,552)
(Decrease) /Increase in trade payables		14,774	2,113	19,521	(23,114)
Increase in other payables and accruals		113,809	16,274	78,506	48,573
Increase /(Decrease) in contract liabilities		(37,485)	(5,360)	(3,654)	81,620
Increase in deferred income		1,000	143	7,740	1,360
Income tax paid		(29)	(4)
Net cash flows used in operating activities		(1,174,128)	(167,898)	(111,357)	(726,077)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property, plant and equipment		(27,571)	(3,942)	(24,289)	(46,108)
Proceeds from disposal of property, plant and equipment					14
Purchase of intangible assets					(10,736)
Payment of contingent consideration related to acquisition of a subsidiary		(43,342)	(6,198)	(9,516)	(20,000)
Maturity/(Placement) in time deposits with original maturity of more than three months		(925,139)	(132,294)	(312,230)	98,752
Investment in other financial assets		(4,000)	(572)
Investment in a joint venture				(16,000)
Net cash flows generated from/ (used in) investing activities		(1,000,052)	(143,006)	(362,035)	21,922
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issue of shares		2,304,905	329,597	533,940	470,081
Treasury share purchases		(9,036)	(1,292)		(5,923)
Proceeds from exercise of share options		4	1	6	8
Interest paid		(51,308)	(7,337)	(60,556)	(92,348)
Proceeds from bank loans		1,240,970	177,456	535,923	953,500
Repayment of bank loans		(923,990)	(132,129)	(672,850)	(956,091)
Principal portion of lease payments		(9,717)	(1,390)	(8,413)	(10,766)
Capital contribution from non-controlling shareholders of a subsidiary					10,290
Listing expense paid		(11,728)	(1,677)	(13,283)
Net cash flows generated from financing activities		2,540,100	363,229	314,767	368,751
NET (DECREASE)/INCREASE IN CASH AND CASH EQUIVALENTS		365,920	52,325	(158,625)	(335,404)
Cash and cash equivalents at beginning of year		893,100	127,712	1,038,048	1,345,639
Effect of foreign exchange rate changes, net		(63,236)	(9,042)	13,677	27,813
CASH AND CASH EQUIVALENTS AT END OF YEAR		1,195,784	$ 170,995	893,100	1,038,048
Cash and cash equivalents at end of year		1,195,784		893,100	1,038,048
Restricted bank balances		5,685		24,633	24,537
Time deposits with original maturity of more than three months		1,268,616		343,478	31,248
Cash and bank balances at end of year		¥ 2,470,085		¥ 1,261,211	¥ 1,093,833

[1]	The depreciation of property, plant and equipment, the depreciation of investment property, the depreciation of right-of-use assets, the amortization of intangible assets and the equity-settled share-based payment expenses for the years are included in “Cost of Sales”, “Research and development expenses”, “Selling and distribution expenses” and “Administrative expenses” in the consolidated statements of profit or loss.